Note 6 - Product Warranties (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Standard and Extended Product Warranty Accrual	$ 180,000	$ 70,000	$ 130,000
Product Warranty Expense	281,523	70,691	$ 234,784
Accounts Payable and Accrued Liabilities [Member]
Standard and Extended Product Warranty Accrual	$ 180,000	$ 70,000